Fair Value, by Balance Sheet Grouping (Details) (USD $)	Jan. 31, 2015	Jan. 31, 2014
Loan receivable	$ 0	$ 260,000
Long term debt	28,546	34,966
Carrying (Reported) Amount, Fair Value Disclosure [Member] | Fair Value, Inputs, Level 1 [Member]
Cash and cash equivalents	590,925	2,615,966
Short-term investments	477,606	0
Carrying (Reported) Amount, Fair Value Disclosure [Member] | Fair Value, Inputs, Level 2 [Member]
Receivables	4,848	4,238
Loan receivable	0	260,000
Accounts Payable and Accrued Liabilities, Fair Value Disclosure	127,696	247,303
Convertible debenture	0	260,000
Due to related parties	15,910	83,810
Long term debt	28,546	34,966
Estimate of Fair Value, Fair Value Disclosure [Member] | Fair Value, Inputs, Level 1 [Member]
Cash and cash equivalents	590,925	2,615,966
Short-term investments	477,606	0
Estimate of Fair Value, Fair Value Disclosure [Member] | Fair Value, Inputs, Level 2 [Member]
Receivables	4,848	4,238
Loan receivable	0	260,000
Accounts Payable and Accrued Liabilities, Fair Value Disclosure	127,696	247,303
Convertible debenture	0	260,000
Due to related parties	15,910	83,810
Long term debt	$ 28,546	$ 34,966